Fair Value Measurement (Carrying Amount of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis by Level) (Detail) - Fair Value, Measurements, Recurring - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Available-for-sale equity securities	¥ 1,773	¥ 3,272
Total assets measured at fair value	1,773	3,272
Quoted Prices in Active Markets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Available-for-sale equity securities	1,773	3,272
Total assets measured at fair value	¥ 1,773	¥ 3,272